PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Land	$ 4,746	$ 4,746
Buildings	13,675	13,623
Leasehold Improvements	11,746	10,731
Furniture and Equipment	12,561	12,405
Construction in Process	7	580
Total	42,735	42,085
Accumulated depreciation and amortization	(23,326)	(22,201)
Premises and equipment, net	$ 19,409	$ 19,884